23. Share-based payments (Details 5)	12 Months Ended
	Dec. 31, 2018 Share R$ / shares shares	Dec. 31, 2017 Share R$ / shares	Dec. 31, 2016 Share	Dec. 31, 2015 Share	Dec. 31, 2014 Share	Dec. 31, 2013 Share	Dec. 31, 2012 Share	Dec. 31, 2011 Year	Dec. 31, 2010 Share
Total of stock options
Number of share options granted in share-based payment arrangement	17,071,529
Smiles Fidelidade
Total of stock options
Number of share options granted in share-based payment arrangement	3,508,043
Options outstanding as ending	1,077,053
Stock Option Plan [Member]
Total of stock options
Options outstanding as beginning	9,040,293
Number of share options granted in share-based payment arrangement	718,764	947,767	5,742,732	1,930,844	653,130	802,296	778,912	2,722,444	2,774,640
Number of share options canceled and adjustments in estimated prescribed rights | shares	225,597
Number of share options exercised in share-based payment arrangement	(2,164,142)
Options outstanding as ending	7,820,512	9,040,293
Weighted average exercise price
Options outstanding as beginning | R$ / shares	R$ 8.63
Options exercised | R$ / shares	9.25
Options outstanding as ending | R$ / shares	R$ 9.19	R$ 8.63
Stock Option Plan [Member] | Smiles Fidelidade
Total of stock options
Options outstanding as beginning	253,053			48,050	54,003
Number of share options granted in share-based payment arrangement	1,300,000				1,150,000	1,058,043
Number of share options forfeited in share-based payment arrangement	(325,000)
Number of share options exercised in share-based payment arrangement	(151,000)
Options outstanding as ending	975,000	253,053			48,050	54,003
Weighted average exercise price
Options outstanding as beginning | R$ / shares	R$ 29.24
Options granted | R$ / shares	52.67
Adjustments in estimated prescribed rights | R$ / shares	52.67
Options exercised | R$ / shares	11.72
Options outstanding as ending | R$ / shares	R$ 50.17	R$ 29.24